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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):           [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Watershed Asset Management, L.L.C.
Address:   One Maritime Plaza, Suite 1525
           San Francisco, CA 94111

Form 13F File Number: 28-11095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meridee A. Moore
Title:    Senior Managing Member
Phone:   (415) 391-8900

Signature, Place, and Date of Signing:



/s/ Meridee A. Moore     San Francisco, CA               February 14, 2012
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:     $278,321
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number     Name

     1          28-11473          WS Partners, L.L.C.


                                                     FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS        CUSIP    (x $1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
--------------             --------------        -----    ---------   -------   --- ----  -------  --------   ----    ------  -----
ARVINMERITOR INC             FRNT 4.625% 3/0   043353AF8     2,297   3,000,000  PRN        OTHER     1    3,000,000
BP PLC                       SPONSORED ADR     055622104     8,566     200,413  SH         Other     1      200,413
CAPITALSOURCE INC            COM               14055X102     2,234     333,400  SH         Other     1      333,400
CIT GROUP INC                COM NEW           125581801     4,437     127,251  SH         Other     1      127,251
CLEAR CHANNEL OUTDOOR HLDGS  CL A              18451C109     4,733     377,113  SH         Other     1      377,113
EQUINIX INC                  NOTE  3.000% 10/1 29444UAG1    18,438  16,410,000  PRN        Other     1   16,410,000
GENERAL MTRS CO              COM               37045V100     2,397     118,269  SH         Other     1      118,269
GENERAL MTRS CO              *W EXP 07/10/201  37045V118     2,286     195,330  SH         Other     1      195,330
GENERAL MTRS CO              *W EXP 07/10/201  37045V126     1,533     195,330  SH         Other     1      195,330
BLOCK H & R INC              COM               093671105     8,333     510,300  SH  PUT    Other     1      510,300
ISHARES TR                   RUSSELL 2000      464287655    60,033     814,000  SH  PUT    Other     1      814,000
LAMAR ADVERTISING CO         CL A              512815101     7,163     260,457  SH         Other     1      260,457
MACYS INC                    COM               55616P104     2,285      71,000  SH         Other     1       71,000
MASCO CORP                   COM               574599106    12,362   1,179,553  SH         Other     1    1,179,553
MGM RESORTS INTERNATIONAL    COM               552953101    14,310   1,372,000  SH  PUT    Other     1    1,372,000
MGM RESORTS INTERNATIONAL    NOTE  4.250% 4/1  55303QAE0    24,549  25,500,000  PRN        Other     1   25,500,000
NORTEK INC                   COM NEW           656559309     7,484     287,284  SH         Other     1      287,284
PACKAGING CORP AMER          COM               695156109     9,280     367,676  SH         Other     1      367,676
SAFEWAY INC                  COM NEW           786514208     8,465     402,352  SH         Other     1      402,352
SPDR S&P 500 ETF TR          TR UNIT           78462F103    48,882     389,500  SH  PUT    Other     1      389,500
SUNOCO INC                   COM               86764P109    10,064     245,339  SH         Other     1      245,339
VIRGIN MEDIA INC             COM               92769L101    11,154     521,700  SH         Other     1      521,700
GRACE W R & CO DEL NEW       COM               38388F108     7,036     153,224  SH         Other     1      153,224